Commitments and Contingencies (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	Apr. 20, 2020 USD ($)	Apr. 20, 2020 CNY (¥)	Oct. 22, 2018 USD ($)	Oct. 22, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rent expense					$ 7,839	$ 7,324	$ 7,320
Land use right			$ 1,960,000	¥ 12.5
Factory building	$ 6,120,000	¥ 39.0